Consolidated Statements of Cash Flows € in Millions, $ in Millions	5 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2015 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Mar. 31, 2015 EUR (€)
Statement [Line Items]
Cash generated from operations before tax and exceptional items		€ 159.2	€ 358.5	€ 356.2	€ 0.2
Cash flows relating to exceptional items		(91.6)	(99.5)	(49.2)	(0.7)
Tax paid		(19.6)	(65.2)	(24.9)	0.0
Net cash flows from/(used in) operating activities		48.0	193.8	282.1	(0.5)
Cash flows from investing activities
Contingent consideration for purchase of Frudesa brand		0.0	0.0	(8.0)	0.0
Purchase of property, plant and equipment		(19.3)	(38.0)	(38.0)	0.0
Purchase of intangibles		(2.1)	(4.6)	(4.4)	0.0
Purchase of portfolio investments		0.0	0.0	0.0	(478.8)
Redemption of portfolio investments		312.1	0.0	0.0	183.2
Net cash used in investing activities		(959.8)	(42.6)	(50.4)	(295.6)
Cash flows from financing activities
Proceeds from issuance of Founder Preferred Shares		0.0	0.0	0.0	10.6
Proceeds from issuance of Ordinary Shares		1,171.8	0.0	0.0	350.9
Costs of admission		(5.3)	0.0	0.0	(8.0)
Loans from Founder Entities for incorporation		0.0	0.0	0.0	0.1
Repayment of loans to Founder Entities		0.0	0.0	0.0	(0.1)
Proceeds from new loans and notes		325.0	1,470.5	0.0	0.0
Repayment of loan principal		(490.0)	(1,469.5)	0.0	0.0
Payment of finance leases		0.0	(1.6)	(0.7)	0.0
Payment of financing fees		(14.0)	(16.7)	0.0	0.0
Repurchase of ordinary shares		0.0	(177.6)	0.0	0.0
Proceeds/(loss) on settlement of derivatives		4.3	1.6	(4.0)	0.0
Interest paid		(40.8)	(48.8)	(70.9)	0.0
Interest received		1.5	0.3	7.9	0.0
Net cash (used in)/from financing activities		952.5	(241.8)	(67.7)	353.5
Net (decrease)/increase in cash and cash equivalents		40.7	(90.6)	164.0	57.4
Cash and cash equivalents at beginning of period		126.8	329.5	186.1	0.0
Effect of exchange rate fluctuations		18.6	(19.7)	(20.6)	69.4
Cash and cash equivalents at end of period		186.1	219.2	329.5	126.8
Recognized liability for net defined benefit obligations		165.1	185.4	187.8
Iglo
Cash flows from investing activities
Purchase of business, net of cash acquired		(693.6)	0.0	0.0	0.0
Findus
Cash flows from investing activities
Purchase of business, net of cash acquired		€ (556.9)	€ 0.0	€ 0.0	0.0
Predecessor
Statement [Line Items]
Cash generated from operations before tax and exceptional items	€ 102.2
Cash flows relating to exceptional items	(6.2)				€ (0.7)
Tax paid	(17.3)
Net cash flows from/(used in) operating activities	78.7
Cash flows from investing activities
Contingent consideration for purchase of Frudesa brand	0.0
Purchase of property, plant and equipment	(6.0)
Purchase of intangibles	(0.3)
Purchase of portfolio investments	0.0
Redemption of portfolio investments	0.0
Net cash used in investing activities	(6.3)
Cash flows from financing activities
Proceeds from issuance of Founder Preferred Shares	0.0
Proceeds from issuance of Ordinary Shares	0.0
Costs of admission	0.0
Loans from Founder Entities for incorporation	0.0
Repayment of loans to Founder Entities	0.0
Proceeds from new loans and notes	0.0
Repayment of loan principal	0.0
Payment of finance leases	0.0
Payment of financing fees	0.0
Repurchase of ordinary shares	0.0
Proceeds/(loss) on settlement of derivatives	0.0
Interest paid	(31.4)
Interest received	2.0
Net cash (used in)/from financing activities	(29.4)
Net (decrease)/increase in cash and cash equivalents	43.0
Cash and cash equivalents at beginning of period	219.2
Effect of exchange rate fluctuations	6.2
Cash and cash equivalents at end of period	268.4
Predecessor | Iglo
Cash flows from investing activities
Purchase of business, net of cash acquired	0.0
Predecessor | Findus
Cash flows from investing activities
Purchase of business, net of cash acquired	€ 0.0